DEBT - Issuance of Debt Securities (Details) - USD ($)	1 Months Ended
	May 31, 2015	Apr. 30, 2015	Sep. 30, 2014	May 31, 2014	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Issuance of Debt Securities [Abstract]
Principal Amount					$ 5,429,338,000	$ 3,490,256,000
Restricted Group | Term B Loan Facility
Issuance of Debt Securities [Abstract]
Repayments of credit facility debt	$ 750,000,000	$ 200,000,000	$ 200,000,000	$ 750,000,000
Senior Notes
Issuance of Debt Securities [Abstract]
Principal Amount					$ 16,289,245,000	$ 17,955,024,000
Senior Notes | Senior 5.25% Notes due June 1, 2024
Issuance of Debt Securities [Abstract]
Principal Amount	$ 750,000,000
Stated interest rate	5.25%
Deferred financing costs	$ 14,273,000
Cablevision Systems Corporation And Subsidiaries | Restricted Group | Term B Loan Facility
Issuance of Debt Securities [Abstract]
Principal Amount							$ 1,159,031,000
Cablevision Systems Corporation And Subsidiaries | Senior Notes | Senior 5.25% Notes due June 1, 2024
Issuance of Debt Securities [Abstract]
Principal Amount							$ 750,000,000
Stated interest rate							5.25%